UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co.

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis
Title:  Chief Compliance Officer
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Peter J. Lewis                 St. Louis, MO                      2/11/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      342,590
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Aegean Marine Petroleum Inc    COM            y0017s102     9642  1826168 SH       SOLE                1826168      0    0
Air Transport Services Group I COM            00922r105     7652  1908286 SH       SOLE                1908286      0    0
AmeriServ Financial Inc        COM            03074a102     2334   775452 SH       SOLE                 775452      0    0
Argo Group Intl Holdings Ltd   COM            g0464b107     9094   270734 SH       SOLE                 270734      0    0
Arkansas Best Corp             COM            040790107     6258   655307 SH       SOLE                 655307      0    0
Brown Shoe Company             COM            115736100     4770   259656 SH       SOLE                 259656      0    0
CNA Financial Corp             COM            126117100    10666   380801 SH       SOLE                 380801      0    0
Cal Dive International Inc     COM            12802t101     7251  4191371 SH       SOLE                4191371      0    0
Canadian Solar Inc             COM            136635109     4770  1402983 SH       SOLE                1402983      0    0
Celestica Inc                  COM            15101q108     9897  1214324 SH       SOLE                1214324      0    0
Chiquita Brands Intl Inc       COM            170032809     9820  1190270 SH       SOLE                1190270      0    0
Commercial Vehicle Group Inc   COM            202608105     7007   853489 SH       SOLE                 853489      0    0
Dole Food Company Inc          COM            256603101    11818  1030312 SH       SOLE                1030312      0    0
Ferro Corp                     COM            315405100     9384  2244907 SH       SOLE                2244907      0    0
Flextronics International Ltd  COM            Y2573F102     6414  1032852 SH       SOLE                1032852      0    0
GameStop Corp                  COM            36467w109    13027   519191 SH       SOLE                 519191      0    0
Genco Shipping & Trading Ltd   COM            y2685t107     3271   937277 SH       SOLE                 937277      0    0
General Cable Corporation      COM            369300108     7601   249946 SH       SOLE                 249946      0    0
Goodyear Tire & Rubber Co      COM            382550101    12164   880833 SH       SOLE                 880833      0    0
Hawaiian Holdings Inc          COM            419879101     9757  1485097 SH       SOLE                1485097      0    0
Ingram Micro Inc               COM            457153104    10291   608217 SH       SOLE                 608217      0    0
Jones Group Inc                COM            48020t101     7546   682251 SH       SOLE                 682251      0    0
Meritor Inc                    COM            59001k100     9457  1999438 SH       SOLE                1999438      0    0
Navistar Intl Corp             COM            63934E108    11410   524127 SH       SOLE                 524127      0    0
OfficeMax Incorporated         COM            67622p101    18193  1864053 SH       SOLE                1864053      0    0
PHH Corporation                COM            693320202    17605   773857 SH       SOLE                 773857      0    0
Patterson-UTI Energy Inc       COM            703481101     7358   394975 SH       SOLE                 394975      0    0
Peabody Energy Corporation     COM            704549104     9690   364158 SH       SOLE                 364158      0    0
PolyOne Corp                   COM            73179p106     6944   340056 SH       SOLE                 340056      0    0
Royal Caribbean Cruises Ltd    COM            v7780t103     7984   234819 SH       SOLE                 234819      0    0
SUPERVALU INC                  COM            868536103     6128  2480868 SH       SOLE                2480868      0    0
Sanmina Corporation            COM            801056102    10766   972520 SH       SOLE                 972520      0    0
Star Bulk Carriers Corp        COM            y8162k121      949   153532 SH       SOLE                 153532      0    0
Steel Dynamics Inc             COM            858119100     5666   412639 SH       SOLE                 412639      0    0
TESORO CORPORATION             COM            881609101    17491   397078 SH       SOLE                 397078      0    0
The Hanover Insurance Group In COM            410867105     7234   186735 SH       SOLE                 186735      0    0
Unisys Corporation             COM            909214306    11114   642435 SH       SOLE                 642435      0    0
Valero Energy Corp             COM            91913y100    12895   377925 SH       SOLE                 377925      0    0
Virco Mfg Corp                 COM            927651109     1271   490869 SH       SOLE                 490869      0    0


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